Consolidated Statements of Changes in Shareholders Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dividends, per share	$ 0.40	$ 0.28	$ 0.12
Retained Earnings
Dividends, per share	$ 0.40	$ 0.28	$ 0.12
Noncontrolling Interests
Dividends, per share	$ 0.40	$ 0.28	$ 0.12